Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	DREYFUS INDEX FUNDS INC
Central Index Key	0000857114
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund
Risk/Return:
Trading Symbol	PEOPX
Dreyfus Midcap Index Fund, Inc. | Dreyfus Midcap Index Fund, Inc. | DREYFUS MIDCAP INDEX FUND INC
Risk/Return:
Trading Symbol	PESPX
Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund
Risk/Return:
Trading Symbol	DISSX
Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund
Risk/Return:
Trading Symbol	DIISX